Federated Capital Appreciation Fund
Institutional Shares
Federated Kaufmann Large Cap Fund
Institutional Shares
Federated InterContinental Fund
Institutional Shares
Federated International Strategic Value Fund
Institutional Shares
Federated Clover Value Fund
Institutional Shares
Federated Clover Small Value Fund
Institutional Shares
Federated Clover Mid Value Fund
Institutional Shares
Federated Market Opportunity Fund
Institutional Shares
Federated Strategic Value Fund
Institutional Shares
Portfolios of Federated Equity Funds

Federated Total Return Bond Fund
Institutional Shares
Institutional Service Shares
A Portfolio of Federated Total Return Series, Inc.

Federated Max-Cap Index Fund
Institutional Shares
Institutional Service Shares
Federated Mini-Cap Index Fund
Institutional Shares
Portfolios of Federated Index Trust

Federated Bond Fund
Institutional Shares
A Portfolio of Federated Investment Series Fund, Inc.

Federated Institutional High Yield Bond Fund
Institutional Shares
A Portfolio of Federated Institutional Trust

Federated Strategic Income Fund
Institutional Shares
A Portfolio of federated Fixed Income Securities, Inc.

Federated Target ETF Fund 2015
Institutional Shares
Federated Target ETF Fund 2025
Institutional Shares
Federated Target ETF Fund 2035
Institutional Shares
Portfolios of Federated Managed Allocation Portfolios

Federated International Small-Mid Company fund
Institutional Shares
A Portfolio of Federated World Investment Series, Inc.

Federated GNMA Trust
Institutional Shares
Institutional Service Shares

Federated U.S. Government Securities Fund: 2-5 Years
Institutional Shares
Institutional Service Shares

Federated Income Trust
Institutional Shares
Institutional Service Shares
SUPPLEMENT TO THE CURRENT PROSPECTUSES.

Under the heading entitled “How is the Fund Sold?” please delete the bullet points relating to categories of Eligible Investors not subject to any minimum investment amount for the purchase of Shares, and replace them with the following:

•	An investor participating in a wrap program or other fee-based program sponsored by a financial intermediary;

•	An investor participating in a no-load network or platform sponsored by a financial intermediary where Federated has entered into an agreement with the intermediary;

•
A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals, or a trust, pension or profit-sharing plan for these individuals;;

•	An employer-sponsored retirement plan;

•	A trust institution investing on behalf of its trust customers;

•	Additional sales to an investor (including a natural person) who owned Institutional Shares and/or Institutional Service Shares of the Fund as of December 31, 2008;

•
An investor (including a natural person) who acquired Institutional Shares and/or Institutional Service Shares of a Federated Fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares; and

•
In connection with an acquisition of an investment management or advisory business, or related investment services, products or assets, by Federated or its investment advisory subsidiaries, an investor (including a natural person) who (1) becomes a client of an investment advisory subsidiary of Fedrated or (2) is a shareholder or interest holder of a pooled investment vehicle or product that becomes advised or subadvised by a Fedrated investment advisory subsidiary as a result of such an acquisition other than as a result of a fund reorganization transaction pursuant to an agreement and plan of reorganization.

April 15, 2009

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